Intangible assets (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

Cost	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2019	-	760,323	5,055,798	1,662,993	477,592	7,956,706
Acquisition of UMG	-	560,000	-	510,000	460,000	1,530,000
Acquisition of Frankly	-	-	2,000,000	100,000	2,700,000	4,800,000
Acquisition of WinView	9,430,265	-	-	-	-	9,430,265
Acquisition of WTF1	-	-	557,709	-	-	557,709
Acquisition of Driver DB	-	-	854,158	-	-	854,158
Acquisition of Lets Go Racing	-	-	2,116,267	-	-	2,116,267
Foreign exchange	-	2,479	180,043	37,482	34,362	254,366
August 31, 2020	9,430,265	1,322,802	10,763,975	2,310,475	3,671,954	27,499,471
Disposal of Motorsports	-	-	(3,598,869)	(201,627)	(222,650)	(4,023,146)
Acquisition of SideQik	-	-	910,000	210,000	310,000	1,430,000
Impairment of UMG	-	(266,731)	-	(263,158)	(146,067)	(675,956)
Foreign exchange	-	16,974	255,577	81,759	11,063	365,373
August 31, 2021	9,430,265	1,073,045	8,330,683	2,137,449	3,624,300	24,595,742

Accumulated amortization	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2019	-	628,277	2,634,338	673,302	296,061	4,231,978
Amortization	628,684	162,804	2,205,781	375,514	228,267	3,601,050
Foreign exchange	-	1,960	68,881	28,675	124,605	224,121
August 31, 2020	628,684	793,041	4,909,000	1,077,491	648,933	8,057,149
Amortization	1,886,053	159,843	1,734,064	465,398	494,825	4,740,183
Disposal of Motorsports	-	-	(532,412)	(201,627)	(222,650)	(956,689)
Foreign exchange	-	13,560	229,650	34,385	(4,740)	272,855
August 31, 2021	2,514,737	966,444	6,340,302	1,375,647	916,368	12,113,498

Net book value	Patents	Application Platforms	Software	Brand	Customer Lists and Contracts	Total
	$	$	$	$	$	$

August 31, 2020	8,801,581	529,761	5,854,975	1,232,984	3,023,021	19,442,322
August 31, 2021	6,915,528	106,601	1,990,381	761,802	2,707,932	12,482,244